Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables	As of December 31, 2023 and 2022, prepaid expenses and other receivables include the following:
	December 31
	2023	2022

Receivable from related parties (see Note 16)	$1,213	$1,254
Prepaid expenses and advances to service providers	668	1,015
Receivable from government agencies	390	219
Office space sublease receivable	90	-
Other receivables	265	120
	$2,626	$2,608